Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2017
Registrant Name	Victory Portfolios II
Central Index Key	0001547580
Amendment Flag	false
Document Creation Date	Oct. 26, 2017
Document Effective Date	Nov. 01, 2017
Prospectus Date	Nov. 01, 2017
VictoryShares US 500 Volatility Wtd ETF (formerly Victory CEMP US 500 Volatility Wtd Index ETF) | VictoryShares US 500 Volatility Wtd ETF (formerly Victory CEMP US 500 Volatility Wtd Index ETF)
Prospectus:
Trading Symbol	CFA
VictoryShares US Small Cap Volatility Wtd ETF (formerly Victory CEMP US Small Cap Volatility Wtd Index ETF) | VictoryShares US Small Cap Volatility Wtd ETF (formerly Victory CEMP US Small Cap Volatility Wtd Index ETF)
Prospectus:
Trading Symbol	CSA
VictoryShares International Volatility Wtd ETF (formerly Victory CEMP International Volatility Wtd Index ETF) | VictoryShares International Volatility Wtd ETF (formerly Victory CEMP International Volatility Wtd Index ETF)
Prospectus:
Trading Symbol	CIL
VictoryShares Emerging Market Volatility Wtd ETF (formerly Victory CEMP Emerging Market Volatility Wtd Index ETF) | VictoryShares Emerging Market Volatility Wtd ETF (formerly Victory CEMP Emerging Market Volatility Wtd Index ETF)
Prospectus:
Trading Symbol	CEZ
Victory CEMP US Large Cap High Div Volatility Wtd Index Fund | Class A
Prospectus:
Trading Symbol	CHVAX
Victory CEMP US Large Cap High Div Volatility Wtd Index Fund | Class C
Prospectus:
Trading Symbol	CHCVX
Victory CEMP US Large Cap High Div Volatility Wtd Index Fund | Class I
Prospectus:
Trading Symbol	CHVIX
VictoryShares US Small Cap High Div Volatility Wtd ETF (formerly Victory CEMP US Small Cap High Div Volatility Wtd Index ETF) | VictoryShares US Small Cap High Div Volatility Wtd ETF (formerly Victory CEMP US Small Cap High Div Volatility Wtd Index ETF)
Prospectus:
Trading Symbol	CSB
VictoryShares International High Div Volatility Wtd ETF (formerly Victory CEMP International High Div Volatility Wtd Index ETF) | VictoryShares International High Div Volatility Wtd ETF (formerly Victory CEMP International High Div Volatility Wtd Index ETF)
Prospectus:
Trading Symbol	CID
VictoryShares Emerging Market High Div Volatility Wtd ETF (formerly Victory CEMP Emerging Market High Div Volatility Wtd Index ETF) | VictoryShares Emerging Market High Div Volatility Wtd ETF (formerly Victory CEMP Emerging Market High Div Volatility Wtd Index ETF)
Prospectus:
Trading Symbol	CEY
VictoryShares US 500 Enhanced Volatility Wtd ETF (formerly Victory CEMP US 500 Enhanced Volatility Wtd Index ETF) | VictoryShares US 500 Enhanced Volatility Wtd ETF (formerly Victory CEMP US 500 Enhanced Volatility Wtd Index ETF)
Prospectus:
Trading Symbol	CFO
VictoryShares US EQ Income Enhanced Volatility Wtd ETF (formerly Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF) | VictoryShares US EQ Income Enhanced Volatility Wtd ETF (formerly Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF)
Prospectus:
Trading Symbol	CDC
VictoryShares US Discovery Enhanced Volatility Wtd ETF (formerly Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF) | VictoryShares US Discovery Enhanced Volatility Wtd ETF (formerly Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF)
Prospectus:
Trading Symbol	CSF
VictoryShares Developed Enhanced Volatility Wtd ETF (formerly Victory CEMP Developed Enhanced Volatility Wtd Index ETF) | VictoryShares Developed Enhanced Volatility Wtd ETF (formerly Victory CEMP Developed Enhanced Volatility Wtd Index ETF)
Prospectus:
Trading Symbol	CIZ
VictoryShares US Multi-Factor Minimum Volatility ETF | VictoryShares US Multi-Factor Minimum Volatility ETF
Prospectus:
Trading Symbol	VSMV
VictoryShares Global Multi-Factor Minimum Volatility ETF | VictoryShares Global Multi-Factor Minimum Volatility ETF
Prospectus:
Trading Symbol	VSGV
VictoryShares International Multi-Factor Minimum Volatility ETF | VictoryShares International Multi-Factor Minimum Volatility ETF
Prospectus:
Trading Symbol	VSIV
VictoryShares Dividend Accelerator ETF | VictoryShares Dividend Accelerator ETF
Prospectus:
Trading Symbol	VSDA
VictoryShares Quality Growth ETF | VictoryShares Quality Growth ETF
Prospectus:
Trading Symbol	VSQG
VictoryShares Quality Value ETF | VictoryShares Quality Value ETF
Prospectus:
Trading Symbol	VSQV